Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551			55.8 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%	%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%	%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.34385%	%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%	%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%	%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%	%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%	%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,387,598.96

Principal:
Principal Collections	$24,852,193.81
Prepayments in Full	$12,528,953.13
Liquidation Proceeds	$468,396.93
Recoveries	$20,442.07
Sub Total	$37,869,985.94
Collections	$41,257,584.90

Purchase Amounts:
Purchase Amounts Related to Principal	$198,543.77
Purchase Amounts Related to Interest	$984.60
Sub Total	$199,528.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,457,113.27

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,457,113.27
Servicing Fee	$638,579.77	$638,579.77	$0.00	$0.00	$40,818,533.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,818,533.50
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$40,818,533.50
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$40,818,533.50
Interest - Class A-3 Notes	$2,234,092.57	$2,234,092.57	$0.00	$0.00	$38,584,440.93
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$38,271,315.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,271,315.93
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$38,063,765.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,063,765.10
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$38,063,765.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,063,765.10
Regular Principal Payment	$35,511,317.54	$35,511,317.54	$0.00	$0.00	$2,552,447.56
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,552,447.56
Residual Released to Depositor	$0.00	$2,552,447.56	$0.00	$0.00	$0.00
Total		$41,457,113.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,511,317.54
Total					$35,511,317.54

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$35,511,317.54	$63.41	$2,234,092.57	$3.99	$37,745,410.11	$67.40
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$35,511,317.54	$22.49	$2,754,768.40	$1.74	$38,266,085.94	$24.23

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$526,701,588.91	0.9405386	$491,190,271.37	0.8771255
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$680,611,588.91	0.4310642	$645,100,271.37	0.4085732

Pool Information
Weighted Average APR	5.087% %	5.121% %
Weighted Average Remaining Term	39.95	39.29
Number of Receivables Outstanding	29,748	28,904
Pool Balance	$766,295,721.14	$727,792,910.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$719,737,019.91	$683,648,160.20
Pool Factor	0.4516433	0.4289503

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$44,144,750.08
Targeted Overcollateralization Amount	$82,692,638.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$82,692,638.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$454,723.22
(Recoveries)		50	$20,442.07
Net Loss for Current Collection Period			$434,281.15
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6801%	%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4704%	%
Second Prior Collection Period			0.5503%	%
Prior Collection Period			0.6897%	%
Current Collection Period			0.6976%	%
Four Month Average (Current and Prior Three Collection Periods)			0.6020%	%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,696	$8,155,909.48
(Cumulative Recoveries)			$1,001,729.67
Cumulative Net Loss for All Collection Periods			$7,154,179.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4217%	%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,808.91
Average Net Loss for Receivables that have experienced a Realized Loss			$4,218.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.21% %	265	$8,793,891.68
61-90 Days Delinquent	0.25% %	50	$1,830,516.14
91-120 Days Delinquent	0.07% %	12	$496,027.29
Over 120 Days Delinquent	0.05% %	9	$378,047.35
Total Delinquent Receivables	1.58% %	336	$11,498,482.46

Repossession Inventory:
Repossessed in the Current Collection Period		9	$406,430.60
Total Repossessed Inventory		24	$1,027,416.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1545%	%
Prior Collection Period			0.1849%	%
Current Collection Period			0.2456%	%
Three Month Average			0.1950%	%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3716%	%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	22

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	128	$4,635,417.61
2 Months Extended	158	$5,874,150.71
3+ Months Extended	44	$1,592,917.03

Total Receivables Extended	330	$12,102,485.35
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer